Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2025
Regulatory Requirements [Line Items]
Summary of Bank's Regulatory Capital Amounts and Ratios Compared to Regulatory Requirements
The following tables presents the Company’s and the Columbia Bank’s actual capital amounts and ratios at December 31, 2025 and 2024 compared to the Federal Reserve Bank minimum capital adequacy requirements and the Federal Reserve Bank requirements for classification as a well-capitalized institution:

	Actual		Minimum Capital Adequacy Requirements		Minimum Capital Adequacy Requirements With Capital Conservation Buffer		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Company	(In thousands, except ratio data)
At December 31, 2025:
Total capital (to risk-weighted assets)	$1,196,057	14.92%	$641,506	8.00%	$841,976	10.50%	N/A	N/A
Tier 1 capital (to risk-weighted assets)	1,125,002	14.03	481,129	6.00	681,600	8.50	N/A	N/A
Common equity tier 1 capital (to risk-weighted assets)	1,117,785	13.94	360,847	4.50	561,317	7.00	N/A	N/A
Tier 1 capital (to adjusted total assets)	1,125,002	10.27	438,061	4.00	438,061	4.00	N/A	N/A
At December 31, 2024:
Total capital (to risk-weighted assets)	$1,131,159	14.20%	$637,077	8.00%	$836,164	10.50%	N/A	N/A
Tier 1 capital (to risk-weighted assets)	1,067,445	13.40	477,808	6.00	676,895	8.50	N/A	N/A
Common equity tier 1 capital (to risk-weighted assets)	1,060,228	13.31	358,356	4.50	557,443	7.00	N/A	N/A
Tier 1 capital (to adjusted total assets)	1,067,445	10.02	426,319	4.00	426,319	4.00	N/A	N/A
Columbia Bank
At December 31, 2025:
Total capital (to risk-weighted assets)	$1,129,574	14.09%	$641,534	8.00%	$842,014	10.50%	$801,918	10.00%
Tier 1 capital (to risk-weighted assets)	1,058,519	13.20	481,151	6.00	681,630	8.50	641,534	8.00
Common equity tier 1 capital (to risk-weighted assets)	1,058,519	13.20	360,863	4.50	561,342	7.00	521,247	6.50
Tier 1 capital (to adjusted total assets)	1,058,519	9.67	438,029	4.00	438,029	4.00	547,536	5.00
At December 31, 2024:
Total capital (to risk-weighted assets)	$1,090,717	14.41%	$605,734	8.00%	$795,025	10.50%	$757,167	10.00%
Tier 1 capital (to risk-weighted assets)	1,027,003	13.56	454,300	6.00	643,592	8.50	605,734	8.00
Common equity tier 1 capital (to risk-weighted assets)	1,027,003	13.56	340,725	4.50	530,017	7.00	492,159	6.50
Tier 1 capital (to adjusted total assets)	1,027,003	9.64	425,935	4.00	425,935	4.00	532,419	5.00

Northfield Bancorp, Inc. [Member]
Regulatory Requirements [Line Items]
Summary of Bank's Regulatory Capital Amounts and Ratios Compared to Regulatory Requirements
The following is a summary of Northfield Bank’s regulatory capital amounts and ratios compared to the regulatory requirements as of December 31, 2025 and 2024, for classification as a well-capitalized institution and minimum capital amounts and ratios compared to the regulatory requirements as of December 31, 2025 and December 31, 2024 (dollars in thousands):

	Actual		For Capital Adequacy Purposes		For Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2025:
CBLR	$728,406	12.84%	$510,525	9.00%	$510,525	9.00%
As of December 31, 2024:
CBLR	$703,514	12.46%	$508,179	9.00%	$508,179	9.00%
The following is a summary of the Company’s regulatory capital amounts and ratios compared to the regulatory requirements as of December 31, 2025 and 2024, for classification as well-capitalized and minimum capital (dollars in thousands):

	Actual		For Capital Adequacy Purposes		For Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2025:
CBLR	$694,279	12.24%	$510,525	9.00%	$510,525	9.00%
As of December 31, 2024:
CBLR	$683,911	12.11%	$508,179	9.00%	$508,179	9.00%